INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	$ 10,824	$ 8,781
Royalty, stream and other interests
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	2,453	2,492
Financing costs and other
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	4,964	859
Non-capital losses
Deductible temporary differences for which deferred income tax assets have not been recognized
Total	3,407	$ 5,430
Non-capital tax losses that expire between 2038 to 2041
Deferred tax assets and liabilities recognized
Deferred tax liability (asset)	$ 44,500